N-Q

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06153

Integrity Managed Portfolios

(Exact name of registrant as specified in charter)

1 Main Street North, Minot, ND	58703
(Address of principal offices)	(Zip code)

Brent Wheeler and/or Kevin Flagstad, PO Box 500, Minot, ND 58702

(Name and address of agent for service)

Registrant's telephone number, including area code: 701-852-5292

Date of fiscal year end: July 31

Date of reporting period: April 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. SCHEDULE OF INVESTMENTS

KANSAS MUNICIPAL FUND

Schedule of Investments April 30, 2013 (unaudited)

	Principal Amount	Fair Value
MUNICIPAL BONDS (97.1%)

Education (4.4%)
Hutchinson KS Cmnty College 5.000% 10/01/25	$350,000	$373,303
Hutchinson KS Cmnty College 5.250% 10/01/30	300,000	320,058
Hutchinson KS Cmnty College 5.250% 10/01/33	450,000	480,551
KS Dev Fin Auth Sales Tax Rev K-St-Olathe Innovation-L1 5.000% 09/01/39	200,000	221,902
KS Dev Fin Auth Rev (Univ KS Research Cent) 5.000% 02/01/26	500,000	540,065
KS Dev Fin Auth Rev (KS St Proj) 4.375% 11/01/18	100,000	114,702
Washburn Univ Topeka KS Bldg Ref Rev (Living Learning Ctr Proj) 5.000% 07/01/19	955,000	986,601
		3,037,182

General Obligation (40.5%)
Atchison Cnty KS Unif Sch Dist #409 Ref & Impt Ser A 4.000% 09/01/25	500,000	559,865
Butler Cnty KS USD #402 5.250% 09/01/21	560,000	653,397
Butler Cnty KS USD #385 5.000% 09/01/18	500,000	593,910
Butler Cnty KS USD #394 5.000% 09/01/23	175,000	186,380
Cowley Cnty KS USD #470 5.500% 09/01/21	100,000	118,181
Cowley Cnty KS USD #470 4.750% 09/01/23	100,000	113,867
Cowley Cnty KS USD #470 4.750% 09/01/27	490,000	581,022
Cowley Cnty KS USD #465 (Winfield) 5.250% 10/01/14	375,000	384,311
Cowley Cnty KS USD #465 (Winfield) 5.250% 10/01/14	10,000	10,142
Dickinson Cnty KS USD #473 4.500% 09/01/22	215,000	250,911
Dickinson Cnty KS USD #473 5.000% 09/01/27	325,000	378,742
Dickinson Cnty KS USD #473 4.400% 09/01/29	100,000	110,203
Dodge KS Sch Dist #443 4.000% 09/01/16	120,000	129,041
Douglas Cnty KS Sales Tax Ref 5.000% 08/01/19	1,000,000	1,012,460
Douglas Cnty KS USD #491 Eudora 5.500% 09/01/24	250,000	289,673
Douglas Cnty KS USD #491 Eudora 5.000% 09/01/23	375,000	434,921
Douglas Cnty KS USD #491 Eudora 5.125% 09/01/29	250,000	288,858
Douglas Cnty KS USD #491 Eudora 4.000% 09/01/22	250,000	279,480
Ford Cnty KS Sales Tax - Ser A 4.500% 09/01/24	500,000	542,490
Franklin Cnty KS USD # 290 4.000% 09/01/16	100,000	104,741
Geary Cnty KS USD #475 4.500% 09/01/23	650,000	695,669
Harvey Cnty KS USD #373 (Newton) 4.000% 09/01/18	250,000	286,065
Harvey Cnty KS USD #373 (Newton) 5.000% 09/01/23	200,000	230,434
Harvey Cnty KS USD #373 (Newton) 5.000% 09/01/25	1,000,000	1,214,840
Johnson & Miami Cnty KS Unif Sch Dist #230 5.500% 09/01/30	500,000	616,450
*Johnson Cnty KS USD #231 Gardner-Edgerton 5.000% 10/01/24	1,135,000	1,177,948
#Johnson Cnty KS USD# 231 5.000% 10/01/25	250,000	303,105
Johnson Cnty KS USD #232 (Desoto) 5.250% 09/01/23	500,000	541,470
Johnson Cnty KS USD #232 (Desoto) 5.000% 09/01/15	100,000	110,634
Johnson Cnty KS USD #233 4.000% 09/01/18	150,000	173,321
Junction City KS Ref & Impt 5.000% 09/01/25	250,000	273,080
Junction City KS Unlimited GO 3.500% 09/01/16	120,000	131,196
Junction City KS Unlimited GO 4.100% 09/01/20	750,000	857,805
Junction City KS Unlimited GO 4.250% 09/01/21	100,000	114,089
Junction City KS Unlimited GO 4.400% 09/01/22	100,000	114,552
Junction City KS Unlimited GO 4.500% 09/01/23	100,000	113,234
Junction City KS Unlimited GO 3.000% 09/01/16	315,000	336,184
Leavenworth Cnty KS USD #449 3.330% 09/01/28	250,000	265,793
Leavenworth Cnty KS USD #453 GO Impt & Ref 5.250% 03/01/24	200,000	235,474
Leavenworth Cnty KS USD #453 4.750% 09/01/25	300,000	342,141
*Leavenworth Cnty KS USD #453 GO Impt & Ref 5.125% 03/01/29	1,000,000	1,145,530
Wichita Cnty KS USD #467 (Leoti) 5.000% 10/01/18	100,000	119,311
Manhattan KS GO 5.000% 11/01/28	130,000	148,621
Miami Cnty USD #416 Louisburg 5.000% 09/01/20	275,000	314,573
Montgomery Cnty KS USD #446 4.000% 09/01/19	150,000	166,368
Montgomery Cnty KS USD #446 5.000% 09/01/33	250,000	272,763
Neosho Cnty KS USD #413 5.000% 09/01/20	345,000	366,090
Neosho Cnty KS USD #413 4.000% 09/01/31	750,000	786,458
Neosho Cnty KS USD #413 4.000% 09/01/32	750,000	785,790
Newton, KS Unlimited GO 5.000% 09/01/21	100,000	121,209
Newton KS Unlimited GO 4.750% 09/01/29	435,000	492,825
Olathe KS GO 4.000% 10/01/19	100,000	109,718
Park City KS 5.100% 12/01/20	200,000	240,060
Park City KS 5.500% 12/01/24	100,000	119,719
Park City KS 6.000% 12/01/29	500,000	599,760
Park City KS GO Ref & Impr 5.375% 12/01/25	250,000	287,948
Salina KS GO 4.625% 10/01/27	200,000	218,922
Sedgwick Cnty KS USD #261 5.000% 11/01/21	250,000	281,675
Sedgwick Cnty KS USD #262 5.000% 09/01/24	250,000	286,543
Sedgwick Cnty KS USD #262 5.000% 09/01/18	100,000	120,845
Sedgwick Cnty KS USD #262 5.000% 09/01/28	500,000	562,415
Sedgwick Cnty KS USD #265 (Goddard) 4.250% 10/01/20	750,000	845,438
Sedgwick Cnty KS USD #265 (Goddard) 4.500% 10/01/26	250,000	277,653
Sedgwick Cnty KS USD #266 Maize Sch 5.250% 09/01/19	515,000	618,731
Sedgwick Cnty KS USD #266 Maize Sch 5.250% 09/01/20	360,000	426,593
Seward Cnty KS Unlimited GO Hosp Ref & Impt 5.000% 08/01/40	500,000	569,175
Shawnee Cnty KS GO 5.000% 09/01/16	655,000	724,325
#Shawnee Cty., KS USD #345 (Seaman) G.O. 5.000% 9/01/25	250,000	303,592
Wichita KS GO 4.500% 09/01/22	150,000	167,557
Wichita KS GO 4.750% 09/01/27	180,000	201,150
Wyandotte Cnty KS Gov Unltd GO 5.000% 08/01/19	150,000	167,068
Wyandotte Cnty KS GO 5.000% 08/01/25	250,000	280,880
Wyandotte Cnty KS GO 5.000% 08/01/27	500,000	554,105
Wyandotte Cnty KS USD # 202 5.250% 09/01/18	100,000	120,753
Wyandotte Cnty KS USD #500 GO 5.250% 09/01/13	250,000	254,272
		28,214,514

Health Care (17.0%)
KS Dev Fin Auth Lease Rev Univ KS Tenant 5.000% 06/15/39	1,000,000	1,090,000
KS Dev Fin Auth Rev Adventist Health 5.150% 11/15/23	250,000	288,125
KS Dev Fin Auth Rev Adventist Health 5.250% 11/15/24	250,000	288,232
KS Dev Fin Auth Rev Adventist Health 5.500% 11/15/29	100,000	115,503
KS Dev Fin Auth Rev Adventist Health 5.750% 11/15/34	250,000	260,290
KS Dev Fin Auth Rev Sisters Leavenworth-Ser A 5.000% 01/01/40	500,000	541,565
KS Dev Fin Auth Hlth Fac Rev Hays Med Ctr 5.000% 11/15/22	500,000	536,175
KS Dev Fin Auth Stormont-Vail Healthcare 5.125% 11/15/32	410,000	439,221
KS Dev Fin Auth Stormont-Vail Healthcare 5.125% 11/15/36	500,000	534,785
KS Dev Fin Auth Hlth Fac Rev Hays Med Ctr 5.000% 05/15/25	250,000	272,870
KS Dev Fin Auth Hlth Fac Rev Hays Med Ctr 5.000% 05/15/35	1,000,000	1,079,810
KS Devl Fin Auth (Univ of KS Hosp Auth) 5.000% 03/01/28	755,000	827,367
Lawrence KS (Mem Hosp) Rev 5.125% 07/01/26	500,000	530,160
Lawrence KS (Mem Hosp) Rev 5.125% 07/01/36	300,000	314,352
Lincoln Cnty KS Pub Bldg (Lincoln Cnty Hosp) 5.500% 03/01/35	500,000	561,080
Manhattan KS Hosp Rev Mercy Health Ctr 5.000% 11/15/23	250,000	293,370
Manhattan KS Hosp Rev Mercy Health Ctr 5.000% 11/15/24	250,000	290,307
Manhattan KS Hosp Rev Mercy Health Ctr 5.000% 11/15/29	500,000	562,440
Olathe KS Health Fac Rev (Med Ctr) 5.000% 09/01/29	500,000	535,100
Olathe KS (Med Ctr) Health 5.000% 09/01/30	250,000	272,912
Olathe KS Hlth Facs Rev Olathe Med Ctr - Ser A 4.000% 09/01/28	250,000	262,712
Olathe KS Hlth Facs Rev Olathe Med Cntr - Ser A 4.000% 09/01/30	445,000	462,577
Sedgwick Cnty KS Health Care Rev (Catholic Care Ctr) 5.000% 08/01/25	1,000,000	1,041,480
Univ KS Hosp Auth 5.000% 09/01/26	100,000	107,917
Wichita KS (Via Christi Health Sys) Rev 5.000% 11/15/29	300,000	334,791
		11,843,141

Housing (0.5%)
Kansas City KS Mtg Rev Rev 5.900% 11/01/27	95,000	95,044
KS Dev Fin Auth Rev (Sec. 8) Rev Ref. 6.400% 01/01/24	225,000	225,117
		320,161

Other Revenue (18.4%)
Butler Cnty KS Pub Bldg Impt Rev 4.500% 10/01/21	160,000	171,261
Dodge City KS Sales Tax Rev 5.000% 06/01/21	310,000	364,095
Dodge City KS Sales Tax Rev 4.400% 06/01/25	350,000	392,721
Dodge City KS Sales Tax Rev 4.500% 06/01/28	100,000	109,410
Dodge City KS Sales Tax Rev 5.250% 06/01/31	1,000,000	1,134,140
KS Dev Fin Auth Lease Rev (Juvenile Justice) 5.250% 05/01/13	570,000	570,074
KS Dev Fin Auth Rev KS Projs-Ser B 4.125% 05/01/31	500,000	536,265
KS Dev Fin Auth Athletic Fac Rev (K-St Athletics Inc) 5.000% 07/01/32	250,000	274,505
KS Dev Fin Auth (KS St Proj) Rev Unrefunded 5.000% 10/01/17	20,000	20,060
*KS Dev Fin Auth Rev (KS St Proj) 5.000% 05/01/26	1,335,000	1,419,746
KS Dev Fin Auth Rev (KS St Proj) 5.000% 11/01/34	500,000	559,770
KS Dev Fin Auth Rev (Dept Admin) 5.000% 11/01/25	250,000	280,885
KS Dev Fin Auth Rev (KS St Proj) 4.100% 05/01/19	250,000	270,775
KS Dev Fin Auth (KS St Proj) Rev Unrefunded 4.500% 11/01/17	125,000	143,706
KS Dev Fin Auth Rev (KS St Proj) 5.250% 11/01/25	350,000	402,896
KS Dev Fin Auth Rev (Athletic Facs Univ of KS) 5.000% 06/01/33	250,000	260,268
KS Dev Fin Auth Rev (KS St Proj) 5.000% 05/01/35	250,000	277,568
Lincoln Cnty KS Pub Bldg (Lincoln Cnty Hosp) 5.000% 03/01/28	250,000	283,350
Manhattan KS Sales Tax Rev Downtown Redev 5.250% 12/01/26	140,000	154,466
Manhattan KS Sales Oblig Rev North Proj Area - Downtown A 5.000% 12/01/26	500,000	546,730
Manhattan KS Sales Tax Rev 4.500% 12/01/25	500,000	559,245
*Manhattan KS Sales Tax Rev 5.000% 12/01/32	1,000,000	1,128,310
Neosho Cnty KS Sales Tax Rev 4.000% 10/01/23	500,000	552,775
Sumner Cnty KS Sales Tax Rev 5.000% 10/01/14	400,000	426,452
Topeka KS Pub Bldg Commn Lease Rev Social & Rehab Proj 5.000% 06/01/22	255,000	297,853
Washinton Cnty KS Pub Bldg Com Rev Law Enforcement Ctr & Hosp Proj 4.000% 09/01/28	600,000	652,758
Washinton Cnty KS Pub Bldg Com Rev Law Enforcement Ctr & Hosp Proj 5.000% 09/01/32	500,000	568,795
Washinton Cnty KS Pub Bldg Com Rev Law Enforcement Ctr & Hosp Proj 5.000% 09/01/37	400,000	438,396
		12,797,275

Transportation (1.5%)
KS Dept Transn Hwy Rev 5.000% 03/01/23	250,000	259,890
KS Dev Fin Auth Rev (Road Revolving Fund) 4.625% 10/01/26	250,000	280,862
Overland Park KS Trans Dev Dist Sales Tax Rev Oak Park Mall 5.200% 04/01/20	305,000	349,066
PR Comwlth Hwy & Transn Auth Hwy Rev 4.950% 07/01/26	145,000	153,796
		1,043,614

Utilities (14.8%)
Burlington KS Envrn Impt Rev Kansas City Power & Lights 4.650% 09/01/35	575,000	597,195
*Burlington KS PCR (Gas & Elec) 5.300% 06/01/31	1,000,000	1,023,460
Burlington KS PCR (Gas & Elec) 4.850% 06/01/31	250,000	259,752
Kansas Power Pool Elec Util Rev 4.500% 12/01/28	500,000	531,015
Kansas Power Pool Elec Util Rev 5.000% 12/01/31	750,000	822,307
Kansas Power Pool Energy Agy Elec Util Rev 3.000% 08/01/22	325,000	325,335
KS Dev Fin Auth (Wtr Pollution Control) 5.000% 11/01/28	250,000	253,417
Wamego KS PCR (KS Gas & Elec Proj) 5.300% 06/01/31	750,000	764,370
*Wichita KS Wtr & Swr Util Rev 5.250% 10/01/18	1,465,000	1,495,062
Wichita KS Wtr & Swr Util Rev 5.000% 10/01/28	500,000	510,015
Wichita KS Wtr & Swr Rev 5.000% 10/01/17	245,000	282,852
Wichita KS Wtr & Swr Rev 5.000% 10/01/23	300,000	336,261
Wichita KS Wtr & Swr Rev 4.000% 10/01/18	200,000	225,116
Wyandotte Cnty KS Govt Util Sys Rev 5.000% 09/01/27	100,000	106,769
Wyandotte Cnty KS Govt Util Sys Rev 5.000% 09/01/24	200,000	231,454
Wyandotte Cnty KS Govt Util Sys Rev 5.000% 09/01/29	500,000	576,560
Wyandotte Cnty KS Govt Util Sys Rev 5.000% 09/01/36	250,000	280,935
Wyandotte Cnty KS Govt Util Sys Rev 5.000% 09/01/32	1,250,000	1,431,737
Wyandotte Cnty KS Govt Rev Plaza Proj 3.400% 10/01/27	245,000	245,071
		10,298,683

TOTAL MUNICIPAL BONDS (COST: $63,250,400)		$67,554,570

SHORT-TERM SECURITIES (2.8%)	Shares
^Wells Fargo Advantage Tax-Free Money Market 0.037% (Cost: $1,914,897)	1,914,897	$1,914,897

TOTAL INVESTMENTS IN SECURITIES (COST: $65,165,297) (99.9%)		$69,469,467
OTHER ASSETS LESS LIABILITIES (0.1%)		100,165

NET ASSETS (100.0%)		$69,569,632

*	Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

^	Variable rate security; rate shown represents rate as of April 30, 2013.

#	When-issued purchase as of April 30, 2013.

NEBRASKA MUNICIPAL FUND

Schedule of Investments April 30, 2013 (unaudited)

	Principal Amount	Fair Value
MUNICIPAL BONDS (98.0%)

Education (21.0%)
Douglas Cnty Ed Fac Rev Creighton Univ 5.500% 07/01/30	$350,000	$395,920
*Douglas Cnty Ed Fac Rev Creighton Univ 5.875% 07/01/40	1,500,000	1,710,465
Lincoln NE Ed & Fac Rev (Wesleyan Univ) 4.000% 04/01/32	1,000,000	1,039,870
NE St Colleges Student Fees (Wayne St College) 4.000% 07/01/30	200,000	207,800
Metropolitan Cmnty College South Omaha Bldg Proj 4.500% 03/01/26	1,000,000	1,036,500
NE Edl Fin Auth Rev Ref - Clarkson College Proj 5.050% 09/01/30	250,000	278,175
Polk Cnty Sch Dist #15 4.000% 12/15/31	400,000	413,584
Univ of NE Fac Corp Deferred Maintenance 5.000% 07/15/20	500,000	560,825
Univ of NE Univ Rev Kearney Student Fees & Facs 5.000% 07/01/35	600,000	647,220
Univ of NE Brd of Regt Student Facs 5.000% 05/15/32	250,000	276,190
Univ of NE Brd of Regt (Hlth & Rec Proj) 5.000% 05/15/33	600,000	667,260
Univ of NE Rev Lincoln Student Fee 4.000% 07/01/24	250,000	275,970
Univ of NE Omaha Student Hsg Proj 4.500% 05/15/30	250,000	278,298
Univ of NE Omaha Student Hsg Proj 5.000% 05/15/35	275,000	319,479
Univ of NE (Univ of NE - Lincoln Student Fees) Rev 5.000% 07/01/42	1,000,000	1,142,480
Univ of NE Rev Lincoln Student Facs 5.000% 07/01/28	250,000	256,125
Univ of NE Lincoln Student Facs 5.000% 07/01/38	250,000	287,970
		9,794,131

General Obligation (18.1%)
Buffalo County NE GO 4.000% 12/15/30	135,000	139,331
Buffalo County NE UNLTD GO 4.000% 12/15/31	500,000	521,040
Buffalo County NE GO 4.250% 12/15/34	295,000	308,278
Douglas Cnty Sch Dist #59 Bennington Pub Schools 4.000% 12/15/28	250,000	254,768
Hall Cnty NE Ref GO 4.000% 12/15/29	250,000	265,165
Hall Cnty NE Sch Dist #2 Grand Island 5.000% 12/15/23	500,000	562,610
Knox Cnty Sch Dist #0583 Verdigre Schools 4.500% 12/15/29	250,000	269,753
Lancaster Cnty Sch Dist #160 Norris Schools 4.250% 12/15/25	400,000	409,628
Lincoln-Lancaster Cnty Neb Pub Bldg Lease Rev 4.000% 10/15/30	100,000	106,133
*Madison Cnty Sch Dist #2 (Norfolk) 5.000% 12/15/25	1,545,000	1,642,799
Omaha, NE (Convention Center) G.O. 5.250% 04/01/27	1,000,000	1,343,940
Omaha NE Various Purpose 4.250% 10/15/26	500,000	535,590
Omaha NE Unlimited GO 5.000% 10/15/25	250,000	296,230
Sarpy Cnty Sch Dist #27 Papillion-LA Vista GO 5.000% 12/01/28	250,000	283,830
Papio Missouri River NE Natural Res Dist GO 4.000% 12/15/23	250,000	269,318
Papio Missouri River NE Natural Res Dist GO 4.000% 12/15/24	250,000	269,865
Ralston NE Arena GO 4.500% 09/15/31	500,000	521,480
Scotts Bluff Cnty NE Sch Dist #32 GO Bldg Bonds 4.300% 12/15/29	440,000	452,896
		8,452,654

Health Care (11.8%)
Adams Cnty NE Hosp Auth #1 Hosp Rev (Mary Lanning Mem Hosp) 5.300% 12/15/18	250,000	250,290
Adams Cnty NE Hosp Auth #1 Hosp Rev (Mary Lanning Mem Hosp) 5.250% 12/15/33	250,000	263,615
Douglas Cnty NE Hosp Auth #001 (Alegent Hlth - Immanuel Med Ctr) Rev 5.250% 09/01/21	250,000	250,455
Douglas Cnty NE Hosp Auth #002 (NE Med Ctr) 5.000% 11/15/16	250,000	278,493
Douglas Cnty NE Hosp Auth #002 Immanuel Group 5.500% 01/01/30	500,000	563,745
Douglas Cnty NE Hosp Methodist Health 5.500% 11/01/38	795,000	850,745
Douglas Cnty NE Hosp Methodist Health 5.500% 11/01/38	415,000	457,633
*Lancaster Cnty NE Hosp Auth #1 (BryanLGH Med Ctr Proj) 4.750% 06/01/21	1,000,000	1,057,050
Lincoln Cnty NE Hosp Auth (Great Plains Regl Med Cntr) 5.000% 11/01/23	250,000	286,868
Lincoln Cnty NE Hosp Auth (Great Plains Regl Med Cntr) 5.000% 11/01/24	250,000	284,358
Lincoln Cnty NE Hosp Auth (Great Plains Regl Med Cntr) 5.000% 11/01/25	250,000	281,970
Lincoln Cnty NE Hosp Auth (Great Plains Regl Med Cntr) 5.000% 11/01/32	250,000	274,383
Madison Cnty NE Hosp Rev Faith Reg Hlth 5.500% 07/01/21	100,000	109,896
NE Elem & Secondary Sch Auth Ed Facs Rev 4.750% 09/01/28	250,000	273,910
		5,483,411

Housing (2.4%)
Lancaster Cnty NE Hosp Auth #1 Immanuel Oblig Group 5.500% 01/01/30	250,000	276,832
NE Invmt Fin Auth Multifamily Hsg Rev 6.200% 06/01/28	135,000	135,013
Nebraska ST Inv Fin Auth SF Hsg Rev 4.750% 03/01/22	125,000	136,614
Sarpy Cnty NE Hosp Auth #1 Immanuel Oblig Group 5.500% 01/01/30	500,000	553,975
		1,102,434

Other Revenue (7.5%)
Lincoln NE West Haymarket Joint Pub Agy GO Fac 5.000% 12/15/42	750,000	849,435
Omaha Convention Hotel Corp 5.000% 02/01/35	500,000	529,790
Omaha Pub Fac Corp Lease Rev Omaha Tech & Forestry Equip 4.000% 11/15/31	115,000	120,788
Omaha NE Special Tax Rev 5.000% 02/01/27	1,000,000	1,198,640
Omaha NE Special Tax Rev 4.000% 02/01/32	500,000	536,325
PR Sales Tax Fin Corp Sales Tax Rev First Sub-Ser A 5.000% 08/01/24	250,000	269,530
		3,504,508

Transportation (1.6%)
Lincoln NE Pkg Rev 5.500% 08/15/31	500,000	598,745
PR Comwlth Hwy & Transn Auth Hwy Rev 4.950% 07/01/26	150,000	159,099
		757,844

Utilities (35.6%)
*Central Plains Energy Project 5.000% 09/01/27	1,000,000	1,117,670
Central Plains Energy Proj Rev 5.250% 09/01/37	500,000	554,020
Central Plains Energy Proj Rev 5.000% 09/01/42	500,000	542,940
NE Cornhusker Pub Pwr Dist Elec Sys Rev Ref 4.650% 07/01/29	250,000	256,782
NE Cornhusker Pub Pwr Dist Elec Sys Rev Ref 4.100% 07/01/30	250,000	258,490
Hastings NE Comb Utility Rev Ref 4.000% 10/15/32	750,000	804,772
Lincoln NE Elec Syst Rev 5.000% 09/01/37	1,000,000	1,163,530
Lincoln NE Elec Syst Rev 5.000% 09/01/31	250,000	279,325
Lincoln NE San Swr Rev 4.500% 06/15/29	250,000	266,667
Lincoln NE Solid Waste Mgmt Rev 4.000% 08/01/25	275,000	315,637
Lincoln NE Solid Waste Mgmt Rev 4.000% 08/01/27	400,000	449,616
Lincoln NE Wtr Rev 4.000% 08/15/25	250,000	279,827
Lincoln NE Wtr Rev 4.500% 08/15/34	250,000	275,495
NE Metropolitan Utility Dist Omaha Water Rev 4.000% 12/15/24	750,000	840,412
NE Metropolitan Utility Dist Omaha Water Rev 4.000% 12/15/26	250,000	272,615
NE Metropolitan Utility Dist Omaha Water Rev 4.000% 12/15/27	250,000	270,840
Mun Energy Agy of NE Pwr Supply Rev 5.125% 04/01/24	195,000	225,424
Municipal Energy Agency of Nebraska 5.000% 04/01/30	500,000	577,945
Mun Energy Agy of NE Rev 5.000% 04/01/32	100,000	115,666
NE Pub Pwr Dist Rev 4.000% 01/01/31	250,000	270,207
NE Pub Pwr Dist Rev 5.000% 01/01/28	500,000	587,910
NE Pub Pwr Dist Rev 5.000% 01/01/26	250,000	283,742
Omaha NE Metropolitan Util Wtr Dist Rev 4.375% 12/01/26	400,000	427,060
Omaha Pub Pwr Rev Elec Rev 5.250% 02/01/23	250,000	287,782
Omaha Pub Pwr Rev 5.500% 02/01/33	100,000	113,661
Omaha NE Pub Pwr Elec Rev 5.000% 02/01/34	1,000,000	1,035,460
Omaha NE Pub Pwr Dist Elec Syst Rev 6.200% 02/01/17	520,000	583,419
Omaha Sanitation & Sewer 4.000% 11/15/31	250,000	270,335
Omaha NE Santn Swr Revenue Sys 4.250% 11/15/38	1,500,000	1,608,045
Omaha NE Pub Pwr Dist (Elec Rev) 4.750% 02/01/25	250,000	272,903
Omaha NE Pub Pwr Dist (Elec Rev) 4.300% 02/01/31	100,000	104,704
NE Pub Pwr Generation Agy Whelan Energy 5.000% 01/01/24	250,000	275,932
NE Pub Pwr Generation Agy Whelan Energy 5.000% 01/01/32	1,000,000	1,074,960
NE Pub Pwr Generation Agy Whelan Energy 5.000% 01/01/27	250,000	276,460
Southern Pub Pwr Dist 5.000% 12/15/23	250,000	288,575
		16,628,828

TOTAL MUNICIPAL BONDS (COST: $43,428,871)		$45,723,810

SHORT-TERM SECURITIES (1.0%)	Shares
^Wells Fargo Advantage Tax-Free Money Market 0.037% (Cost: $492,843)	492,843	$492,843

TOTAL INVESTMENTS IN SECURITIES (COST: $43,921,714) (99.0%)		$46,216,653
OTHER ASSETS LESS LIABILITIES (1.0%)		458,673

NET ASSETS (100.0%)		$46,675,326

*	Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

^	Variable rate security; rate shown represents rate as of April 30, 2013.

OKLAHOMA MUNICIPAL FUND

Schedule of Investments April 30, 2013 (unaudited)

	Principal Amount	Fair Value
MUNICIPAL BONDS (95.8%)

Education (19.0%)
McClain Cnty OK Econ Dev Auth Ed Lease Rev (Purcell Schs) 4.250% 09/01/20	$335,000	$352,842
OK Agric & Mech Colleges OK St Univ 5.000% 07/01/39	140,000	154,729
OK Agric & Mech Colleges Rev (OK St Univ) 4.500% 08/01/35	450,000	492,682
OK Agric & Mech Colleges Rev (OK St Univ) 4.400% 08/01/39	1,130,000	1,220,705
OK Agric & Mech Colleges Rev (OK St Univ) 4.375% 08/01/35	200,000	216,270
OK Cmnty College Student Fac Rev 4.375% 07/01/30	750,000	819,585
OK Colleges Brd of Regt (NE St Univ Ctr) Rev 5.100% 03/01/16	90,000	90,127
OK Colleges Brd of Regt (NE St Univ Ctr) Rev 5.150% 03/01/21	100,000	100,195
OK Dev Fin Auth Lease Rev Master St Higher Ed 4.400% 12/01/29	250,000	273,190
OK Dev Fin Auth OK St Higher Ed (Master Lease) 4.500% 06/01/26	250,000	267,917
OK Dev Fin Auth (Seminole St College) 5.125% 12/01/27	150,000	151,566
OK Dev Fin Auth (Langston Univ Stadium) 5.000% 07/01/27	250,000	255,200
OK Cap Impt Auth (Higher Ed Proj) Rev 5.000% 07/01/22	500,000	536,995
OK Cap Impt Auth (Higher Ed Proj) 5.000% 07/01/24	250,000	267,105
*OK Cap Impt Auth (Higher Ed Proj) Rev 5.000% 07/01/30	1,000,000	1,062,690
Texas Cnty OK Dev Auth (OPSU Student Hsg) 5.250% 11/01/23	250,000	253,150
OK Colleges Brd of Regt (Multi Facs) Rev 4.750% 06/01/29	250,000	255,482
OK Colleges Brd of Regt (Univ of OK) 4.125% 07/01/26	250,000	263,795
Brd of Regt (OK Univ Science Ctr) 5.000% 07/01/36	1,000,000	1,092,230
Univ of OK Student Hsg (Cameron Univ) Rev 5.500% 07/01/23	250,000	260,827
University of Oklahoma Rev 5.000% 07/01/37	290,000	331,395
		8,718,677

General Obligation (7.2%)
Broken Arrow GO Series A 4.125% 08/01/31	180,000	197,980
Broken Arrow Untld GO 4.125% 08/01/31	250,000	276,137
#Lawton OK Unltd GO 2.250% 05/01/23	380,000	378,301
Oklahoma City OK 4.250% 03/01/22	110,000	117,252
Oklahoma City OK 5.000% 03/01/27	400,000	452,080
Oklahoma City OK 4.000% 03/01/24	1,000,000	1,163,980
Tulsa OK GO 4.500% 03/01/23	700,000	728,714
		3,314,444

Health Care (1.2%)
OK Dev Fin Auth (St John Health Syst) 5.000% 02/15/42	250,000	275,610
Tulsa Cnty Ind Auth Health Fac 4.600% 02/01/35	250,000	273,355
		548,965

Housing (2.2%)
OK Hsg Fin 5.050% 09/01/23	445,000	454,185
OK Hsg Fin 5.150% 09/01/29	225,000	229,952
OK Hsg Fin 5.200% 09/01/32	225,000	231,381
OK Hsg Fin Single Family Mtg Rev 5.100% 03/01/17	45,000	46,905
OK Hsg Fin Single Family Mtg Rev 5.100% 09/01/17	40,000	41,347
		1,003,770

Other Revenue (15.5%)
Collinsville OK Mun Auth Sales Tax Rev 5.000% 03/01/35	275,000	304,422
Collinsville OK Mun Auth Sales Tax Rev 5.000% 03/01/40	250,000	272,347
Delaware Cnty OK Sales Tax Rev 3.750% 09/01/29	375,000	377,824
Durant OK Cmnty Fac Auth Sales Tax Rev 5.500% 11/01/19	250,000	269,970
Oklahoma City, OK Economic Dev Trust 5.000% 03/01/32	250,000	279,673
Oklahoma City, OK Economic Dev Trust 5.000% 03/01/34	500,000	556,085
Oklahoma City, OK Economic Dev Trust 5.000% 03/01/33	250,000	278,858
Oklahoma City OK Pub Auth (OK City Fairgrounds Fac) 5.500% 10/01/19	250,000	276,205
Oklahoma City Pub Property Hotel Tax Rev 4.500% 10/01/31	155,000	165,142
OK Cap Impt Auth (Supreme Court Proj) 4.500% 07/01/26	500,000	531,240
OK Cap Impt Auth (OK St Bureau of Investigation) 4.375% 07/01/22	100,000	107,900
OK Cap Impt Auth (OK St Bureau of Investigation) 4.375% 07/01/23	100,000	107,324
OK Cap Impt Auth (OK St Bureau of Investigation) 4.500% 07/01/24	200,000	215,658
Pawnee Cnty OK Pub Programs Auth Sales Tax Rev 4.875% 02/01/30	250,000	286,923
Rogers Cnty OK Indl Dev Auth Cap Impt Rev 4.900% 04/01/35	500,000	559,750
#Tahlequah, OK Pub Facs Auth Sales Tax Rev 4.000% 04/01/23	550,000	602,080
Tulsa Airport Impt Rev 5.000% 06/01/23	420,000	461,530
Tulsa Airport Impt Rev 5.000% 06/01/24	230,000	250,873
Tulsa Airport Impt Rev 5.250% 06/01/25	245,000	269,115
Tulsa Airport Impt Rev 5.250% 06/01/26	360,000	391,064
Tulsa OK Pkg Auth Pkg Rev 4.000% 07/01/25	500,000	547,915
		7,111,898

Transportation (12.9%)
Oklahoma City OK Airport Tr Jr Lien Ref Series B 5.000% 07/01/19	250,000	290,095
Oklahoma City OK Airport Tr Jr Lien Ref Series B 5.000% 07/01/21	250,000	284,123
OK Cap Impt Auth (St Hwy) 5.000% 06/01/14	250,000	257,208
OK St Cap Impt Auth 4.000% 10/01/24	1,000,000	1,133,500
OK St Cap Impt Auth 4.000% 10/01/25	1,000,000	1,126,750
OK St Tpk Auth Rev 5.000% 01/01/28	250,000	292,790
OK State Turnpike Auth Rev 4.000% 01/01/31	250,000	268,955
Oklahoma St Turnpike Auth 5.000% 01/01/23	500,000	619,630
OK State Turnpike Auth. Rev. 5.000% 01/01/30	250,000	294,698
Tulsa OK Arpts Impt Tr Gen Rev Ref 5.000% 06/01/19	125,000	134,020
Tulsa OK Arpts Impt Tr Gen Rev Ref 5.375% 06/01/24	275,000	293,334
Tulsa OK Arpts Impt Tr Gen Rev Ref 5.000% 06/01/19	125,000	134,020
Tulsa OK Arpts Impt Tr Gen Rev Ref 5.750% 06/01/31	500,000	520,640
Tulsa OK Arpts Impt Tr Gen Rev Ref 6.000% 06/01/23	250,000	261,125
		5,910,888

Utilities (37.8%)
Coweta Pub Works Util Rev 5.000% 08/01/34	100,000	112,092
*Drumright OK Util Sys Rev 4.750% 02/01/36	450,000	467,748
Edmond OK Pub Wks Auth Util Rev 4.850% 01/01/24	155,000	158,139
Edmond OK Pub Wks Auth Util Rev 4.750% 07/01/24	250,000	263,643
Edmond OK Pub Wks Auth Util Rev 4.750% 07/01/23	200,000	201,526
Glenpool Util Rev 5.100% 12/01/35	250,000	283,575
Grand River Dam Auth Rev 5.000% 06/01/27	1,000,000	1,170,350
Grand River Dam Auth Rev 4.800% 06/01/33	200,000	223,110
*Grand River Dam Auth Rev 5.250% 06/01/40	2,000,000	2,323,840
Jenks Aquarium Auth Rev 5.250% 07/01/29	500,000	521,420
McAlester OK Pub Works Auth 5.100% 02/01/30	100,000	101,208
Midwest City OK Cap Impt 4.125% 09/01/33	250,000	258,910
*Midwest City Municipal Auth Cap Impt Rev 5.000% 03/01/25	2,000,000	2,355,260
Oklahoma City OK Wtr Util Tr Wtr & Swr Sys Rev 5.000% 07/01/29	425,000	445,345
Oklahoma City OK Wtr Util Tr Wtr & Swr Sys Rev 5.000% 07/01/34	250,000	261,517
Oklahoma City OK Wtr Util Tr Wtr & Swr Sys Rev 4.000% 07/01/34	250,000	264,433
Oklahoma City OK Wtr Util Tr Wtr & Swr Sys Rev 5.000% 07/01/31	250,000	297,168
*OK Mun Pwr Auth Rev 5.750% 01/01/24	2,230,000	2,636,261
OK Wtr Resources Brd 5.000% 04/01/28	500,000	582,925
OK Wtr Resources Brd 5.000% 04/01/32	140,000	165,784
Oklahoma St Wtr Resource Brd Rev 5.000% 04/01/23	100,000	126,105
Oklahoma St Wtr Resource Brd Rev 5.000% 04/01/24	150,000	186,576
Oklahoma St Wtr Resource Brd Rev 4.000% 04/01/25	150,000	170,970
Sallisaw OK Mun Auth Rev 4.000% 09/01/35	500,000	511,065
Sallisaw OK Mun Auth Rev 4.450% 01/01/28	100,000	108,890
Sand Springs OK Muni Auth Utility Sys Rev 4.00% 11/01/27	500,000	524,950
Sapulpa OK Mun Auth Util Sys Rev 4.250% 07/01/37	1,000,000	1,024,770
Sapulpa OK Mun Auth Util Sys Rev 5.000% 04/01/28	750,000	861,697
Tulsa Metropolitan Auth Util Rev 4.250% 05/01/26	100,000	105,726
Tulsa Metropolitan Auth Util Rev 4.500% 05/01/27	610,000	641,354
		17,356,357

TOTAL MUNICIPAL BONDS (COST: $41,419,264)		$43,964,999

SHORT-TERM SECURITIES (5.4%)	Shares
^Wells Fargo Advantage Tax-Free Money Market 0.037% (Cost: $2,469,122)	2,469,122	$2,469,122

TOTAL INVESTMENTS IN SECURITIES (COST: $43,888,386) (101.2%)		$46,434,121
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.2%)		(541,395)

NET ASSETS (100.0%)		$45,892,726

*	Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

^	Variable rate security; rate shown represents rate as of April 30, 2013.

#	When-issued purchase as of April 30, 2013.

MAINE MUNICIPAL FUND

Schedule of Investments April 30, 2013 (unaudited)

	Principal Amount	Fair Value
MUNICIPAL BONDS (94.3%)

Education (13.9%)
ME Ed Loan Auth Student Loan Rev 5.875% 12/01/39	$155,000	$172,985
ME Ed Loan Auth 4.450% 12/01/25	100,000	110,213
ME Health & Higher Ed Facs Auth Rev Ser A-Bowdoin College 5.125% 07/01/39	715,000	797,761
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/32	30,000	30,089
ME Health & Higher Ed Facs Auth Rev Unrefunded Bal 5.000% 07/01/23	135,000	148,422
ME Hlth & Higher Ed Facs Auth Rev 4.750% 07/01/31	250,000	270,025
ME Health & Higher Ed Facs Auth Rev Colby Clg 4.000% 07/01/24	270,000	306,779
Regl Sch Unit No 1 ME Lower Kennebec Region Sch Unit 5.000% 02/01/26	100,000	116,880
Univ of ME Sys Rev 4.625% 03/01/29	100,000	105,855
Univ of ME Sys Rev 4.750% 03/01/37	550,000	581,675
		2,640,684

General Obligation (25.6%)
Auburn, ME GO 4.500% 09/01/22	100,000	120,841
Bangor ME 4.000% 09/01/24	155,000	172,520
Falmouth ME GO 4.250% 11/15/31	200,000	216,406
Gorham ME Unlimited Tax GO 4.350% 02/01/24	155,000	161,322
Gorham, ME Unlimited GO 4.000% 10/01/23	100,000	116,300
Gray ME Unlimited GO 4.000% 10/15/26	280,000	315,025
Gray ME Unlimited GO 4.000% 10/15/27	280,000	311,592
Lewiston ME GO 5.000% 04/01/22	500,000	521,985
Lewiston ME GO 5.000% 04/01/24	250,000	261,733
Lewiston ME GO 4.500% 01/15/25	200,000	208,574
ME St Hsg Auth Energy Recovery Fd 5.000% 06/15/24	250,000	285,533
Portland ME 4.250% 05/01/29	150,000	163,238
Portland ME 4.125% 10/01/29	100,000	110,423
Portland ME UNLTD GO 5.000% 08/01/21	125,000	157,231
Saco ME GO 4.000% 04/01/28	100,000	110,058
Scarborough ME GO 4.400% 11/01/31	250,000	268,100
Scarborough ME GO 4.400% 11/01/32	480,000	514,075
Scarborough, ME G.O. 4.000% 11/01/28	100,000	109,863
ME Sch Adminstrative Dist # 51 4.250% 10/15/29	250,000	277,713
Waterville Maine Unltd GO 3.000% 04/01/25	250,000	270,295
Westbrook ME GO 4.250% 10/15/20	180,000	184,536
		4,857,363

Health Care (17.7%)
ME Health & Higher Ed Facs Auth Rev 6.000% 10/01/13	100,000	102,009
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/22	250,000	281,002
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/25	340,000	351,863
*ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/39	610,000	658,471
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/26	115,000	128,753
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/20	250,000	298,307
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/40	250,000	271,875
ME Health & Higher Ed Facs Auth Rev 4.500% 07/01/31	200,000	214,564
ME Health & Higher Ed Facs Auth Rev 5.250% 07/01/23	200,000	235,884
ME Health & Higher Gen Med Ctr 6.650% 07/01/32	500,000	603,205
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/20	180,000	212,416
		3,358,349

Housing (5.7%)
ME St Hsg Auth 4.000% 11/15/24	95,000	101,176
*ME St Hsg Auth 5.000% 11/15/29	350,000	369,705
ME St Hsg Auth 4.700% 11/15/27	250,000	262,712
ME St Hsg Auth 4.375% 11/15/25	100,000	102,147
ME St Hsg Auth 5.150% 11/15/32	250,000	255,642
		1,091,382

Other Revenue (8.3%)
ME Governmental Facs Auth Lease Rent Rev 5.000% 10/01/23	125,000	126,647
ME Governmental Facs Auth Ser A 4.000% 10/01/24	200,000	220,564
Maine Municipal Bond Bank 4.000% 11/01/38	125,000	131,617
Maine Municipal Bond Bank 5.000% 11/01/25	125,000	154,317
ME Mun Bd Bk (Swr & Wtr) Rev Prerefunded 4.900% 11/01/24	95,000	97,248
ME Mun Bd Bk (Swr & Wtr) Rev Unrefunded 4.900% 11/01/24	5,000	5,080
*PR Pub Fin Corp Comwlth Appropriations 5.375% 06/01/18	515,000	628,846
PR Sales Tax Fing Corp Sales Tax Rev 5.000% 08/01/26	200,000	215,518
		1,579,837

Transportation (17.3%)
*ME Mun Bd Bk Transn Infrastructure Rev 5.000% 09/01/24	1,000,000	1,177,650
ME St Tpk Auth 5.000% 07/01/33	450,000	453,609
ME St Tpk Auth 5.125% 07/01/30	500,000	525,470
Portland ME Airport Rev 5.000% 07/01/32	500,000	503,890
Portland ME Airport Rev 5.250% 01/01/35	250,000	274,510
Portland ME Airport Rev 5.000% 07/01/22	100,000	120,638
Portland ME Airport Rev 5.000% 07/01/23	100,000	120,525
Portland ME Airport Rev 5.000% 07/01/24	100,000	118,777
		3,295,069

Utilities (5.8%)
*Kennebunk ME Pwr & Light Dist 5.000% 08/01/22	500,000	558,835
Portland ME Wtr Dist Rev 4.250% 11/01/27	500,000	538,255
		1,097,090

TOTAL MUNICIPAL BONDS (COST: $16,744,014)		$17,919,774

SHORT-TERM SECURITIES (4.7%)	Shares
^Wells Fargo Advantage Tax-Free Money Market 0.037% (Cost: $898,337)	898,337	$898,337

TOTAL INVESTMENTS IN SECURITIES (COST: $17,642,351) (99.0%)		$18,818,111
OTHER ASSETS LESS LIABILITIES (1.0%)		186,128

NET ASSETS (100.0%)		$19,004,239

*	Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

^	Variable rate security; rate shown represents rate as of April 30, 2013.

NEW HAMPSHIRE MUNICIPAL FUND

Schedule of Investments April 30, 2013 (unaudited)

	Principal Amount	Fair Value
MUNICIPAL BONDS (95.2%)

Education (8.6%)
New Hampshire Health & Educ Facs Auth (Pinkerton Academy) 4.625% 06/01/30	$50,000	$54,833
New Hampshire Health & Educ Facs Auth (Pinkerton Academy) 4.875% 06/01/35	70,000	76,068
NH Health & Ed Fac Auth Rev Southern NH Univ 5.000% 01/01/17	200,000	223,778
NH Health & Ed Fac Auth Rev Southern NH Univ 5.000% 01/01/20	100,000	117,183
		471,862

General Obligation (41.5%)
Carroll County NH UNLTD GO 4.000% 08/01/20	100,000	115,292
Concord NH 4.600% 10/15/14	100,000	100,253
Concord NH 4.000% 01/15/24	100,000	117,201
Dover New Hampshire GO 4.000% 06/15/28	100,000	110,962
*Hampton NH GO 4.000% 12/15/20	200,000	212,238
Hillsborough NH GO 4.000% 11/01/20	100,000	105,093
Hillsborough NH GO 4.000% 11/01/21	100,000	105,595
Hooksett, NH Sch Dist GO 5.000% 07/15/22	100,000	126,406
Merrimack Cnty NH GO 4.250% 12/01/19	100,000	114,509
Merrimack Cnty NH GO 4.500% 12/01/26	100,000	109,137
Merrimack Cnty NH GO 4.500% 12/01/27	100,000	109,829
Nashua NH Unltd Go Capital Impt 3.000% 10/15/21	100,000	110,846
*NH Mun Bd Bk 2009 Series D 4.000% 07/15/25	175,000	194,135
NH St Cap Impt GO 4.750% 03/01/27	100,000	111,626
Portsmouth NH GO 4.000% 08/01/19	100,000	106,739
Portsmouth NH GO Cap Impt 4.000% 12/01/30	100,000	109,459
Rochester NH GO 4.750% 07/15/20	300,000	320,589
		2,279,909

Health Care (18.8%)
NH Hlth & ED Facs Rev Wentworth Douglas Hosp 5.500% 01/01/26	100,000	114,427
NH Health & Ed Facs Conway Hosp 5.250% 06/01/16	100,000	107,204
NH Health & Ed Facs Rev Southern NH Med Ctr 5.250% 10/01/23	100,000	109,071
NH Health & Ed Facs Rev Healthcare Sys-Covenant Hlth-B 5.000% 07/01/24	100,000	107,807
*NH Health & Ed Rev Covenant Health 5.000% 07/01/31	150,000	162,627
NH Health & Ed Rev Catholic Med Center 5.000% 07/01/24	100,000	115,850
NH St Hlth & Edu Facs Auth Rev Concord Hosp-Ser A 5.000% 10/01/26	100,000	115,589
NH Health & Ed Facs Auth Rev Dartmouth-Hitchcock 6.000% 08/01/33	115,000	119,794
NH ST Health & Edu. Fac Covenant Hlth Sys 5.000% 07/01/42	75,000	80,756
		1,033,125

Housing (11.4%)
NH St Hsg Single Fam Rev 4.900% 07/01/25	80,000	80,624
NH St Hsg Single Fam Rev 5.000% 07/01/30	75,000	75,811
NH St Hsg Fin Auth Single Family Mtg Rev 5.350% 07/01/40	100,000	102,451
*NH St Hsg Fin Auth Single Family Mtg Rev 4.625% 07/01/25	150,000	156,265
NH St Hsg Fin Auth Single Family Mtg Rev 4.875% 07/01/28	95,000	104,061
NH St Hsg Fin Auth Multi Family Hsg 5.200% 07/01/31	100,000	108,383
		627,595

Other Revenue (4.9%)
NH St Business Fin Auth Solid Waste Disp Rev - Waste Mgmt Inc 5.200% 05/01/27	150,000	163,996
PR Sales Tax Fin Corp Sales Tax Rev First Sub-Ser A 5.000% 08/01/24	100,000	107,812
		271,808

Transportation (3.4%)
New Hampshire State Turnpike Sys. Rev. 4.000% 08/01/29	75,000	81,238
New Hampshire State Turnpike Sys. Rev. 4.000% 08/01/38	100,000	102,821
		184,059

Utilities (6.6%)
Manchester NH Wtr Works Rev 5.000% 12/01/28	100,000	102,822
*Manchester NH Wtr Works Rev 5.000% 12/01/34	250,000	256,935
		359,757

TOTAL MUNICIPAL BONDS (COST: $4,996,631)		$5,228,115

SHORT-TERM SECURITIES (3.6%)	Shares
^Wells Fargo Advantage Tax-Free Money Market 0.037% (Cost: $200,918)	200,918	$200,918

TOTAL INVESTMENTS IN SECURITIES (COST: $5,197,549) (98.8%)		$5,429,033
OTHER ASSETS LESS LIABILITIES (1.2%)		63,463

NET ASSETS (100.0%)		$5,492,496

*	Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

^	Variable rate security; rate shown represents rate as of April 30, 2013.

NOTE: INVESTMENT IN SECURITIES (unaudited)

April 30, 2013, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:

	Kansas Municipal Fund	Nebraska Municipal Fund	Oklahoma Municipal Fund	Maine Municipal Fund	New Hampshire Municipal Fund
Investments at cost	$65,165,297	$43,921,714	$43,888,386	$17,642,351	$5,197,549
Unrealized appreciation	$44,395,462	$2,392,968	$2,548,973	$1,187,482	$233,362
Unrealized depreciation	($91,292)	($98,029)	($3,238)	($11,722)	($1,878)
Net unrealized appreciation (depreciation)*	$44,304,170	$2,294,939	$2,545,735	$1,175,760	$231,484

*	Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of market discount.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 inputs are based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.) The following is a summary of the inputs used to value the Funds' investments as of April 30, 2013:

Kansas Municipal Fund

	Level 1	Level 2	Level 3	Total
Short Term Securities	$1,914,897	$0	$0	$1,914,897
Municipal Bonds	0	67,554,570	0	67,554,570
Total	$1,914,897	$67,554,570	$0	$69,469,467

Nebraska Municipal Fund

	Level 1	Level 2	Level 3	Total
Short Term Securities	$492,843	$0	$0	$492,843
Municipal Bonds	0	45,723,810	0	45,723,810
Total	$492,843	$45,723,810	$0	$46,216,653

Oklahoma Municipal Fund

	Level 1	Level 2	Level 3	Total
Short Term Securities	$2,469,122	$0	$0	$2,469,122
Municipal Bonds	0	43,964,999	0	43,964,999
Total	$2,469,122	$43,964,999	$0	$46,434,121

Maine Municipal Fund

	Level 1	Level 2	Level 3	Total
Short Term Securities	$898,337	$0	$0	$898,337
Municipal Bonds	0	17,919,774	0	17,919,774
Total	$898,337	$17,919,774	$0	$18,818,111

New Hampshire Municipal Fund

	Level 1	Level 2	Level 3	Total
Short Term Securities	$200,918	$0	$0	$200,918
Municipal Bonds	0	5,228,115	0	5,228,115
Total	$200,918	$5,228,115	$0	$5,429,033

Item 2. CONTROLS AND PROCEDURES.

(a)

The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"). The registrant's principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are adequately designed to ensure that material information relating to the registrant is made known to them by others, particularly during the period in which this report is being prepared, so that there is time to allow for decisions regarding required disclosure. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively, to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date.

(b)

There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. EXHIBITS.

(a)	(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Integrity Managed Portfolios

By: /s/ Shannon D. Radke
Shannon D. Radke
President

June 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Shannon D. Radke
Shannon D. Radke
President

June 28, 2013

By: /s/ Adam Forthun
Adam Forthun
Treasurer

June 28, 2013